S-K 1602, SPAC Registered Offerings	Dec. 05, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

If we are unable to complete our initial business combination within the completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain limitations and on the conditions as further described herein. We may seek shareholder approval to amend our articles to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of our public shares will be offered an opportunity to redeem their shares upon approval of such extension, regardless of whether they abstain, vote in favor of or vote against such extension.

As of November 21, 2025
Offering Price of $10.00, No Redemptions	25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
Adjusted NTBVPS	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.69	$7.13	$2.87	$6.22	$3.78	$4.44	$5.56	$(0.48)	$10.48
Assuming No Exercise of Over-Allotment Option
$7.68	$7.12	$2.88	$6.21	$3.79	$4.44	$5.56	$(0.42)	$10.42

SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement shares be deposited in a trust account. Of the $129,500,000 in gross proceeds we receive from this offering and the sale of the private placement shares described in this prospectus (or $148,437,500 if the underwriters’ over-allotment option is exercised in full), $125,000,000 ($10.00 per share) will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee (or $143,750,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per share)), after deducting $1,250,000 in underwriting discounts and commissions payable upon the closing of this offering (or $1,437,500 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $3,250,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will be held as cash or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination and, may at any time be held as cash or cash items, including in demand deposit accounts at a bank. We will disclose in each quarterly and annual report filed with the SEC prior to our initial business combination whether the proceeds deposited in the trust account are invested in U.S. government treasury obligations or money market funds or a combination thereof or as cash or cash items, including in demand deposit accounts. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our articles (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount (in Dollars)	$ 129,500,000
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders in Connection with the Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes paid or payable (other than excise or similar taxes)), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination.

Limitation on Redemptions

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares in connection with the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “— Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares (excluding the private placement shares) or seek to amend our articles would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our articles and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by special resolution under Cayman Islands law, which requires the affirmative vote of at least two-thirds of the votes cast by the shareholders of the issued shares present in person or represented by proxy and entitled to vote thereon on such matter at a general meeting of the company, so long as we offer redemption in connection with such amendment.

If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will, pursuant to our articles:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

•        file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Helix Holdings III LLC

3,533,750 ordinary shares (of which 468,750 shares are subject to forfeiture if the underwriters do not exercise their over-allotment option). If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or earlier at the option of the holder on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of

$25,000 (approximately $0.007 per share)
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement shares issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.

Helix Holdings III LLC	450,000 private placement shares (or up to 468,750 private placement shares if the underwriters’ over-allotment option is exercised in full)	$4,500,000 ($10.00 per share) (or up to $4,687,500 if the underwriters’ over-allotment option is exercised in full)
Helix Holdings III LLC and/or its affiliates or designees	$6,458 per month	Office space and administrative services provided to members of our management team
Helix Holdings III LLC	Repayment in cash

Up to $300,000 under an unsecured, non-interest-bearing promissory note for offering-related and organizational expenses. The loan is due at the earlier of June 30, 2026 or the closing of this offering and are anticipated to be repaid upon completion of this offering.

Helix Holdings III LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Independent directors	30,000 founder shares	$208.70 (approximately $0.007 per share)
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

With certain limited exceptions, the founder shares are not transferable, assignable or saleable until the earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Helix Holdings III LLC Mark McKenna John Schmid

Transfers of the founder shares are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise in connection with the consummation of our initial business combination at

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

prices no greater than the price at which the securities were originally purchased; (f) in the event of our liquidation prior to the completion of an initial business combination; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; or (h) in the event of our liquidation, merger, capital stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (e) or (g), these permitted transferees must enter into a written agreement with the company agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement (including provisions relating to voting, the trust account and liquidating distributions).

Private Placement Shares	The private placement shares are not transferable or saleable until 30 days after the completion of our initial business combination.	Helix Holdings III LLC	Same as above.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and the exercise of the over-allotment option in full, constitutes dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding Class A ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

At November 21, 2025, our net tangible book deficit was $89,359, or approximately $0.02 per ordinary share. The following table illustrates what the Adjusted NTBVPS at November 21, 2025, would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	7.70	7.71	7.14	7.15	6.23	6.24	4.46	4.46	(0.40)	(0.46)
Pro forma net tangible book value after this offering and the sale of the private placement shares	7.68	7.69	712	7.13	6.21	6.22	4.44	4.44	(0.42)	(0.48)
Dilution to public shareholders	$2.32	$2.31	$2.88	$2.87	$3.79	$3.78	$5.56	$5.56	$10.42	$10.48
Percentage of dilution to public shareholders	23.20%	23.10%	28.80%	28.70%	37.90%	37.80%	55.60%	55.60%	104.20%	104.80%

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(89,359)	$(89,359)	$(89,359)	$(89,359)	$(89,359)	$(89,359)	$(89,359)	$(89,359)	$(89,359)	$(89,359)
Plus: Net proceeds from this offering and sale of the private placement shares(1)	127,375,000	146,125,000	0	146,125,000	127,375,000	146,125,000	127,375,000	146,125,000	127,375,000	146,125,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	93,877	93,877	93,877	93,877	93,877	93,877	93,877	93,877	93,877	93,877
Less: Deferred underwriting fees	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)
Less: Over-allotment liability(2)	137,100	—	137,100	—	137,100	—	137,100	—	137,100	—
Less: Amounts paid for redemptions(3)	—	—	(31,250,000)	(35,937,500)	(62,500,000)	(71,875,000)	(93,750,000)	(107,812,500)	(125,000,000)	(143,750,000)
	$123,492,418	$141,817,018	$92,242,418	$105,879,518	$60,992,418	$69,942,018	$29,742,418	$34,004,518	$(1,507,582)	$(1,932,982)
Denominator:
Class B ordinary shares outstanding prior to this offering(4)	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750
Less: Class B ordinary shares forfeited if over-allotment is not exercised	(468,750)	—	(468,750)	—	(468,750)	—	(468,750)	—	(468,750)	—
Plus: Class A ordinary shares offered	12,500,000	14,375,000	12,500,000	14,375,000	12,500,000	14,375,000	12,500,000	14,375,000	12,500,000	14,375,000
Private placement shares	450,000	468,750	450,000	468,750	450,000	468,750	450,000	468,750	450,000	468,750
Less: Class A ordinary shares redeemed	—	—	(3,125,000)	(3,593,750)	(6,250,000)	(7,187,500)	(9,375,000)	(10,781,250)	(12,500,000)	(14,375,000)
	16,075,000	18,437,500	12,950,000	14,843,750	9,825,000	11,250,000	6,700,000	7,656,250	3,575,000	4,062,500

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $875,000 (not including $625,000 for director and officer liability insurance premiums to be paid upon closing of this offering, which amount is not an offering expense to be capitalized) and underwriting commissions of $1,250,000. See “Use of Proceeds.”

(2)      Represents the value of 45-day over-allotment option from the date of this offering granted to the underwriters to purchase an aggregate of up to 1,875,000 additional Class A ordinary shares at the initial public offering price less the underwriting commissions. The underwriters’ over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering. The table above assumes that the option has either been fully exercised or has expired with no exercise to purchase additional shares, thus the value of over-allotment liability in both scenario is $0.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma NTBV. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(4)      For purposes of presenting the maximum redemption scenario, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ option to purchase additional shares) by $125,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account less taxes paid or payable (other than excise or similar taxes), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.